Stockholders' Equity - Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018
Fair value of common stock	$ 2.32		$ 2.32
Expected volatility	151.76%		151.76%
Expected volatility, minimum		118.10%		118.10%	118.10%
Expected volatility, maximum		143.50%		143.50%	151.79%
Dividend yield					$ 0
Risk-free interest	2.70%		2.70%
Risk-free interest, minimum		2.85%		2.85%	2.79%
Risk-free interest, maximum		3.00%		3.00%	3.00%
Expected life (years)	5 years 6 months		5 years 6 months
Maximum [Member]
Fair value of common stock		$ 10.92		$ 10.92	$ 1.62
Expected life (years)		5 years 14 months 30 days		5 years 14 months 30 days	5 years 1 month 16 days
Minimum [Member]
Fair value of common stock		$ 13.26		$ 13.26	$ 13.26
Expected life (years)		5 years 3 months 29 days		5 years 3 months 29 days	5 years 6 months